UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [ ] a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:   Greenhaven Associates, Inc.
        Three Manhattanville Road
        Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chris A. Wachenheim
Title:  Executive Vice President
Phone:  914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY            February 10, 2006
------------------------            ------------            -----------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

----------------------              ---------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                       13F Period ending December 31, 2005

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          COL 1                      COL 2     COL 3       COL 4       COL 5            COL 6                    COL 7
                                    TITLE OF               VALUE     PRINCIPAL                SHARED     VOTING AUTHORITY SHARES
        SECURITY                     CLASS     CUSIP       ($000)     AMOUNT        SOLE       OTHER        SOLE         NONE
Advance Auto Parts (AAP)             COMMON   00751Y106   $183,529   4,222,950     982,575   3,240,375     982,575    3,240,375
Alcoa Inc (AA)                       COMMON   013817101   $113,182   3,827,600               3,827,600                3,827,600
American Int'l Group (AIG)           COMMON   026874107   $324,451   4,755,250     816,500   3,938,750     816,500    3,938,750
Anadarko Petroleum Corp (APC)        COMMON   032511107   $324,919   3,429,220     170,000   3,259,220     170,000    3,259,220
Burlington Northern Santa Fe (BNI)   COMMON   12189T104   $231,156   3,264,000     328,500   2,935,500     328,500    2,935,500
Caraustar Industries (CSAR)          COMMON   140909102       $443      51,000      51,000                  51,000
Cathay Pacific Airways (CPCAY)       COMMON   148906308     $5,310     600,000     189,000     411,000     189,000      411,000
Centex Corp (CTX)                    COMMON   152312104   $161,810   2,263,400     365,800   1,897,600     365,800    1,897,600
China Netcom Group - ADR (CN)        COMMON   16940Q101    $56,231   1,733,400      80,000   1,653,400      80,000    1,653,400
Genesis Energy LP (GEL)              COMMON   371927104     $5,033     432,000     266,210     165,790     266,210      165,790
Honda Motors (HMC)                   COMMON   438128308    $87,727   3,028,200               3,028,200                3,028,200
International Paper (IP)             COMMON   460146103    $42,234   1,256,600               1,256,600                1,256,600
Lennar Corp Class B (LEN.B)          COMMON   526057302       $746      13,160                  13,160                   13,160
Lennar Corporation (LEN)             COMMON   526057104     $1,501      24,600                  24,600                   24,600
Longview Fibre (LFB)                 COMMON   543213102     $9,354     449,500      85,100     364,400      85,100      364,400
Plains All Amer Pipeline LP (PAA)    COMMON   726503105     $1,385      35,000                  35,000                   35,000
RHJ International (RHJIF)            COMMON   749561205    $36,721   1,632,025   1,198,900     433,125   1,198,900      433,125
Singapore Airlines LTD (SPAAF)       COMMON   B02SRJ9US     $3,139     430,000                 430,000                  430,000
Smurfit Stone (SSCC)                 COMMON   832727101    $31,905   2,251,600   1,543,000     708,600   1,543,000      708,600
Standard Pacific Corp (SPF)          COMMON   85375C101    $13,763     374,000                 374,000                  374,000
Timberwest Forest CRP (TWTUF)        COMMON   887147205    $10,494     791,400     394,000     397,400     394,000      397,400
Toll Brothers, Inc. (TOL)            COMMON   889478103     $2,536      73,200      18,200      55,000      18,200       55,000
Toyota Motor Corp [TM]               COMMON   892331307   $474,169   4,532,300     677,000   3,855,300     677,000    3,855,300
Union Pacific Corp (UNP)             COMMON   907818108   $386,070   4,795,300     747,000   4,048,300     747,000    4,048,300
UnumProvident Corp (UNM)             COMMON   91529Y106   $170,420   7,491,000   1,387,500   6,103,500   1,387,500    6,103,500
Weyerhaeuser Co (WY)                 COMMON   962166104   $117,113   1,765,350      77,500     1687850      77,500      1687850
YARA International (YARIY)           COMMON   984851204    $57,771   3,768,500     115,000     3653500     115,000      3653500
                                                                    $2,853,114
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